Share capital - Rio Tinto plc - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
– Rio Tinto plc
Disclosure of classes of share capital [line items]
Shares held in the employee share ownership trusts on behalf of Rio Tinto plc (in shares)	229,749	253,371	232,621
Shares and ADRs
Disclosure of classes of share capital [line items]
Value of shares purchased by employee share ownership trusts	$ 13	$ 17	$ 16
ADRs | – Rio Tinto plc
Disclosure of classes of share capital [line items]
American depository receipts in entity held in employee share ownership trust (in shares)	48,990	45,694	49,777